SCHEDULE OF NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss)	$ 11,264,842	$ (30,756,144)	$ (67,325)	$ 4,408,361
Less: Undistributed earnings allocated to participating securities	(756,606)
Net income (loss) attributable to common stockholders	10,506,866	(30,756,144)
Less: Convertible promissory note interest	155,786
Less: Convertible promissory note change in fair value	(48,468,678)
Net loss attributable to common stockholders, diluted	$ (37,049,420)	$ (30,756,144)
Weighted average common stock outstanding, basic	137,333,802	119,999,989
Net income (loss) per share attributable to common stockholders, basic	$ 0.08	$ (0.26)
Weighted average common stock outstanding, basic	137,333,802
Effect of potentially dilutive convertible promissory notes	5,053,849
Total potentially dilutive securities	5,053,849
Weighted average common stock outstanding, diluted	142,387,651	119,999,989
Net loss per share attributable to common stockholders - diluted	$ (0.26)	$ (0.26)